Intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets
15.	Intangible assets

	Technology know how	Development costs	Total
	RMB’000	RMB’000	RMB’000
	(Restated)		(Restated)

Cost
At January 1, 2017, December 31, 2017 and January 1, 2018	—	136,822	136,822
Addition	—	195,879	195,879
Transfer	136,822	(136,822)	—

At December 31, 2018	136,822	195,879	332,701

Amortisation and impairment
At January 1, 2017	—	86,700	86,700
Charge to consolidated statement of profit or loss	—	40,000	40,000

At December 31, 2017 and January 1, 2018	—	126,700	126,700
Transfer	126,700	(126,700)	—

At December 31, 2018	126,700	—	126,700

Net carrying amount
At December 31, 2016	—	50,122	50,122

At December 31, 2017	—	10,122	10,122

At December 31, 2018	10,122	195,879	206,001

US$’000	1,513	29,279	30,792

Technology know-how held by Jining Yuchai

At December 31, 2017, the Group has an intangible asset representing technology development costs held by Jining Yuchai with carrying amount of RMB 10.1 million.

In 2016, management performed impairment review and no impairment loss was recognized.

In 2017, due to the stringent emission standard requirement, management revised its business plan and shortened the expected useful life of the intangible assets from 15 years to 10 years. As a result, subsequent to the impairment loss of RMB 60.0 million and RMB26.7 million recorded in 2014 and 2015, respectively, a further impairment loss of RMB 40.0 million was charged to consolidated statement of profit or loss under the line item “selling, distribution and administrative costs”.

In 2017, the Group used a 10 years forecast, using pre-tax discount rate of 13.69%. The revised business plan projected 6 years, year 2023 to reach the commercial deployment of the technology. The revenue growth rate is estimated at 15.6% in 2023 and thereafter management assumed no revenue growth from 2024 to 2027.

If the pre-tax discount rate increased by 1% from management estimates, the Group’s impairment loss on intangible asset in Jining Yuchai would increase by RMB 6.7 million.

In 2018, the development for 4Y20 engine platform was completed and the technical development costs with carrying amount of RMB 10.1 million as at December 31, 2017 was recognized as the Group’s technology know-how.

In 2018, the Group has commenced the production of 4Y20 engine in view of the market demand. As such, management believe that there is no indicator for further impairment.

Development costs

During 2018, the Group has capitalized development costs of RMB 195.9 million (US$29.3 million) for new engines that comply with National VI and Tier 4 emission standards. These development costs relate to on-going development efforts and, accordingly, have not yet been brought into use, and therefore no amortization charges were recorded. The National VI for on-road vehicles is expected to be implemented by mid-2020, and the Tier 4 emission standard for off-road vehicles is expected to be implemented within the next 2 years.

Annually, the Group performs an impairment test on the development costs that have not yet been brought into use. No impairment has been identified.

The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. The Group used a 11 years forecast which is based on the financial budgets approved by the senior management covering 8 years’ period from 2019 to 2026, and a further 3 years of forecast with no terminal value. Management has assessed the useful life of the development costs to be 10 years commencing from 2020, the year which National VI and Tier 4 emission standards are expected to be implemented.

The calculation of value in use is most sensitive to the following assumptions:

•

Profit from operation – Profit from operation is based on management’s estimate with reference to historical revenue generated and growth rate. The revenue growth rate is estimated to be 5% year on year.

•

Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group. The Group has applied a pre-tax discount rate of 13.96%.

Sensitivity to changes in assumptions

The implications of the key assumptions for the recoverable amount are discussed below:

Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by 3.3% would result in impairment.

Discount rate – A rise in pre-tax discount rate to 26.3% would result in impairment.

With regard to the assessment of value in use, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value.